Assets Held for Sale and Discontinued Operations - Assets Held For Sale (Details) $ in Thousands, € in Millions			9 Months Ended	12 Months Ended
	Nov. 03, 2023 CAD ($)	Nov. 03, 2023 EUR (€)	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			$ 61,495	$ 638
Transfer (to) from property, plant, and equipment			(34,404)	10,918
Impairment			(1,925)	(585)
Transfer from liabilities held for sale			(3,977)
Foreign exchange				(1)
Proceeds from disposal			(20,253)	(11,203)
Gain (loss) on disposal			(298)	1,632
Ending balance			638	1,399
Whistler Alpha Lake
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			638	638
Transfer (to) from property, plant, and equipment			0	0
Impairment			0	0
Transfer from liabilities held for sale			0
Foreign exchange				0
Proceeds from disposal			0	(2,270)
Gain (loss) on disposal			0	1,632
Ending balance			638	0
European R&D Facility & Land
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			0	0
Transfer (to) from property, plant, and equipment			0	8,919
Impairment	$ (600)	€ (0.4)	0	(585)
Transfer from liabilities held for sale			0
Foreign exchange				(1)
Proceeds from disposal	$ (8,300)	€ (5.8)	0	(8,333)
Gain (loss) on disposal			0	0
Ending balance			0	0
Colombia Property
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			1,925	0
Transfer (to) from property, plant, and equipment			0	0
Impairment			(1,925)	0
Transfer from liabilities held for sale			0
Foreign exchange				0
Proceeds from disposal			0	0
Gain (loss) on disposal			0	0
Ending balance			0	0
Aurora Sun
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			34,404	0
Transfer (to) from property, plant, and equipment			(34,404)	0
Impairment			0	0
Transfer from liabilities held for sale			0
Foreign exchange				0
Proceeds from disposal			0	0
Gain (loss) on disposal			0	0
Ending balance			0	0
Valley
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			5,850	0
Transfer (to) from property, plant, and equipment			0	0
Impairment			0	0
Transfer from liabilities held for sale			0
Foreign exchange				0
Proceeds from disposal			(5,573)	0
Gain (loss) on disposal			(277)	0
Ending balance			0	0
Polaris
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			18,678	0
Transfer (to) from property, plant, and equipment			0	0
Impairment			0	0
Transfer from liabilities held for sale			(3,977)
Foreign exchange				0
Proceeds from disposal			(14,680)	0
Gain (loss) on disposal			(21)	0
Ending balance			0	0
Equipment
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance			0	0
Transfer (to) from property, plant, and equipment			0	1,999
Impairment			0	0
Transfer from liabilities held for sale			0
Foreign exchange				0
Proceeds from disposal			0	(600)
Gain (loss) on disposal			0	0
Ending balance			$ 0	$ 1,399